Segment Information - Summary of Group's Revenues from External Customers by Major Products (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue	₽ 299,113	₽ 276,009	₽ 253,141
Mining Segments [member]
Disclosure of products and services [line items]
Revenue	100,129	89,647	80,632
Mining Segments [member] | Coal and Middlings [member]
Disclosure of products and services [line items]
Revenue	84,341	75,258	64,186
Mining Segments [member] | Coke and Chemical Products [member]
Disclosure of products and services [line items]
Revenue	13,747	11,330	11,756
Mining Segments [member] | Iron Ore Concentrate [member]
Disclosure of products and services [line items]
Revenue	220	126	1,844
Mining Segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,821	2,933	2,846
Steel Segments [member]
Disclosure of products and services [line items]
Revenue	172,760	161,639	146,032
Steel Segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	7,630	7,514	7,217
Steel Segments [member] | Long Steel Products [member]
Disclosure of products and services [line items]
Revenue	96,768	89,575	73,853
Steel Segments [member] | Hardware [member]
Disclosure of products and services [line items]
Revenue	27,578	24,580	23,443
Steel Segments [member] | Flat Steel Products [member]
Disclosure of products and services [line items]
Revenue	22,505	18,230	17,490
Steel Segments [member] | Forgings and Stampings [member]
Disclosure of products and services [line items]
Revenue	12,247	11,652	12,166
Steel Segments [member] | Semi-finished Steel Products [member]
Disclosure of products and services [line items]
Revenue	492	3,434	5,027
Steel Segments [member] | Ferrosilicon [member]
Disclosure of products and services [line items]
Revenue	2,807	3,368	3,528
Steel Segments [member] | Steel Pipes [member]
Disclosure of products and services [line items]
Revenue	2,733	3,286	3,308
Power Segments [member]
Disclosure of products and services [line items]
Revenue	26,224	24,723	26,477
Power Segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,927	2,196	1,953
Power Segments [member] | Electricity [member]
Disclosure of products and services [line items]
Revenue	₽ 24,297	₽ 22,527	₽ 24,524